Advisor Managed Portfolios
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

February 5, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Advisor Managed Portfolios (the “Trust”)
File Nos.: 333-270997 and 811-23859
Reckoner Yield Enhanced AAA CLO Annual ETF (S000100853)
Reckoner Yield Enhanced AAA CLO Reinvesting ETF (S000100852)
Reckoner BBB-B CLO Annual ETF (S000100851)
Reckoner BBB-B CLO Reinvesting ETF (S000100850)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Reckoner Yield Enhanced AAA CLO Annual ETF, Reckoner Yield Enhanced AAA CLO Reinvesting ETF, Reckoner BBB-B CLO Annual ETF and the Reckoner BBB-B CLO Reinvesting ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment dated February 4, 2026, and filed electronically as Post-Effective Amendment No. 96 to the Trust’s Registration Statement on Form N‑1A on February 4, 2026.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (480) 964-6008 or ryan.charles1@usbank.com.

Sincerely,

/s/ Ryan Charles
Ryan Charles
Secretary
Advisor Managed Portfolios